Financing Liabilities - Interest Rate Range and Payment Due Date for Financing Liabilities Presented in Non-current Liabilities (Including Reclassification to Current Liabilities) (Detail) - Non-current liabilities [member]
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Loans [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.14%	0.14%
Payment due	2025	2024
Loans [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	13.30%	13.06%
Payment due	2046	2046
Medium-term notes [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.30%	0.30%
Payment due	2025	2024
Medium-term notes [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.85%	6.40%
Payment due	2035	2034
Corporate bonds [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.09%	0.03%
Payment due	2025	2024
Corporate bonds [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	2.97%	2.97%
Payment due	2032	2032
Asset-backed securities [member] | Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.11%	0.11%
Payment due	2025	2024
Asset-backed securities [member] | Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	5.87%	5.94%
Payment due	2029	2028